Related party transactions (Tables)	12 Months Ended
Mar. 29, 2014
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder	$—	$262	$1,803
Management fees to a related party	188	180	158
Consultant fees to a related party	156	165	165
Expense reimbursement to a related party	237	241	238
Interest expense on cash advance received from controlling shareholder	164	308	609
Wholesale distribution service payments to a related party	1	3	11
Balances:
Accounts payable to supplier related to shareholder	—	31	170
Accounts payable to related parties	57	65	69
Interest payable on cash advance received from controlling shareholder	13	14	47